Related-party transactions and party in interest (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Schedule of Related Party and Party-in-Interest Transactions
The following table presents the Plan's party-in-interest transactions regarding M&T's common stock at December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
(Dollars in thousands)
Purchases	$32,994	$26,842
Sales	31,385	76,847
Cash dividends received	12,454	13,302
Realized gains	754	21,943
Unrealized gains	30,148	114,111